12. INCOME TAXES (Details - Deferred tax assets) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets (liabilities)
Net operating loss carry-forwards	$ 956,000	$ 1,124,700
Capital losses	5,000	5,000
Office equipment	12,500	12,500
Oil and gas properties	2,133,900	2,001,600
Asset retirement obligation	63,000	52,300
Gross deferred tax assets	3,170,400	3,196,100
Valuation allowance	(3,170,400)	(3,196,100)
Net deferred tax asset	$ 0	$ 0